UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Corporate Leaders® 100 Fund

Voya Global Multi-Asset Fund

Voya Mid Cap Research Enhanced Index Fund

Voya Small Company Fund

The schedules are not audited.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Communication Services: 9.1%
7,281	(1)	Alphabet, Inc. - Class C	$8,154,138	1.0
265,325		AT&T, Inc.	8,256,914	1.0
26,488	(1)	Charter Communications, Inc.	9,135,976	1.1
219,830		Comcast Corp. – Class A	8,500,826	1.0
56,690	(1)	Facebook, Inc.- Class A	9,152,600	1.1
29,488	(1)	Netflix, Inc.	10,559,653	1.2
157,414		Twenty-First Century Fox, Inc. - Class A	7,938,388	0.9
136,623		Verizon Communications, Inc.	7,776,581	0.9
70,375		Walt Disney Co.	7,941,115	0.9
			77,416,191	9.1

		Consumer Discretionary: 9.9%
5,109	(1)	Amazon.com, Inc.	8,377,891	1.0
4,401	(1)	Booking Holdings, Inc.	7,468,673	0.9
966,857		Ford Motor Co.	8,479,336	1.0
222,617		General Motors Co.	8,788,919	1.0
44,361		Home Depot, Inc.	8,212,996	1.0
82,194		Lowe's Cos, Inc.	8,637,767	1.0
43,012		McDonald's Corp.	7,907,326	0.9
102,961		Nike, Inc.	8,826,847	1.1
119,122		Starbucks Corp.	8,369,512	1.0
116,243		Target Corp.	8,443,892	1.0
			83,513,159	9.9

		Consumer Staples: 10.4%
154,452		Altria Group, Inc.	8,094,829	0.9
159,982		Coca-Cola Co.	7,253,584	0.9
126,655		Colgate-Palmolive Co.	8,342,765	1.0
37,374		Costco Wholesale Corp.	8,175,189	1.0
173,311		Kraft Heinz Co.	5,752,192	0.7
189,300		Mondelez International, Inc.	8,927,388	1.0
68,423		PepsiCo, Inc.	7,912,436	0.9
112,252		Philip Morris International, Inc.	9,759,189	1.1
82,816		Procter & Gamble Co.	8,161,517	1.0
110,965		Walgreens Boots Alliance, Inc.	7,899,598	0.9
81,962		Walmart, Inc.	8,113,418	1.0
			88,392,105	10.4

		Energy: 7.2%
69,500		Chevron Corp.	8,310,810	1.0
122,444		ConocoPhillips	8,307,826	1.0
110,769		Exxon Mobil Corp.	8,754,074	1.0
285,380		Halliburton Co.	8,758,312	1.0
493,862		Kinder Morgan, Inc.	9,462,396	1.1
124,874		Occidental Petroleum Corp.	8,260,415	1.0
206,316		Schlumberger Ltd.	9,090,283	1.1
			60,944,116	7.2

		Financials: 15.1%
92,065		Allstate Corp.	8,689,095	1.0
79,974		American Express Co.	8,616,399	1.0
195,525		American International Group, Inc.	8,446,680	1.0
309,601		Bank of America Corp.	9,003,197	1.1
161,868		Bank of New York Mellon Corp.	8,494,833	1.0
37,367	(1)	Berkshire Hathaway, Inc. – Class B	7,521,977	0.9
19,450		BlackRock, Inc.	8,620,629	1.0
101,141		Capital One Financial Corp.	8,453,365	1.0
145,691		Citigroup, Inc.	9,321,310	1.1
46,317		Goldman Sachs Group, Inc.	9,110,554	1.1
77,984		JPMorgan Chase & Co.	8,138,410	1.0
185,898		Metlife, Inc.	8,400,731	1.0
191,800		Morgan Stanley	8,051,764	0.9
167,024		US Bancorp	8,633,470	1.0
164,944		Wells Fargo & Co.	8,229,056	1.0
			127,731,470	15.1

		Health Care: 15.1%
106,220		Abbott Laboratories	8,244,796	1.0
82,871		AbbVie, Inc.	6,566,698	0.8
56,861		Allergan PLC	7,830,328	0.9
39,591		Amgen, Inc.	7,525,457	0.9
25,726	(1)	Biogen, Inc.	8,438,385	1.0
148,237		Bristol-Myers Squibb Co.	7,657,924	0.9
120,954	(1)	Celgene Corp.	10,053,697	1.2
115,833		CVS Health Corp.	6,698,622	0.8
74,155		Danaher Corp.	9,419,168	1.1
66,122		Eli Lilly & Co.	8,350,547	1.0
122,029		Gilead Sciences, Inc.	7,934,326	0.9
59,332		Johnson & Johnson	8,107,125	0.9
84,597		Medtronic PLC	7,656,029	0.9
100,187		Merck & Co., Inc.	8,144,201	1.0
175,772		Pfizer, Inc.	7,619,716	0.9
30,665		UnitedHealth Group, Inc.	7,427,676	0.9
			127,674,695	15.1

		Industrials: 13.9%
39,875		3M Co.	8,269,676	1.0
23,867		Boeing Co.	10,500,525	1.2
60,116		Caterpillar, Inc.	8,256,332	1.0
127,704		Emerson Electric Co.	8,703,028	1.0
47,498		FedEx Corp.	8,597,138	1.0
48,616		General Dynamics Corp.	8,275,416	1.0
1,005,481		General Electric Co.	10,446,948	1.2
57,748		Honeywell International, Inc.	8,897,234	1.1
28,903		Lockheed Martin Corp.	8,942,877	1.1
49,380		Raytheon Co.	9,209,370	1.1
55,207		Union Pacific Corp.	9,258,214	1.1
78,226		United Parcel Service, Inc. - Class B	8,620,505	1.0
71,684		United Technologies Corp.	9,008,528	1.1
5,400		Wabtec Corp.	395,636	0.0
			117,381,427	13.9

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 13.3%
54,006	Accenture PLC	$8,715,488	1.0
48,333	Apple, Inc.	8,368,859	1.0
176,553	Cisco Systems, Inc.	9,140,149	1.1
161,522	Intel Corp.	8,554,205	1.0
66,807	International Business Machines Corp.	9,228,051	1.1
40,562	Mastercard, Inc. - Class A	9,117,121	1.1
75,218	Microsoft Corp.	8,426,673	1.0
56,499	Nvidia Corp.	8,715,536	1.0
168,478	Oracle Corp.	8,782,758	1.0
90,694	(1) PayPal Holdings, Inc.	8,894,361	1.1
132,919	Qualcomm, Inc.	7,096,545	0.9
80,494	Texas Instruments, Inc.	8,514,655	1.0
57,669	Visa, Inc. - Class A	8,541,932	1.0
		112,096,333	13.3

	Materials: 0.9%
142,421	DowDuPont, Inc.	7,581,070	0.9

	Real Estate: 1.0%
44,921	Simon Property Group, Inc.	8,137,888	1.0

	Utilities: 3.9%
87,682	Duke Energy Corp.	7,861,568	0.9
168,779	Exelon Corp.	8,200,971	1.0
43,719	NextEra Energy, Inc.	8,206,931	1.0
171,813	Southern Co.	8,537,388	1.0
		32,806,858	3.9

	Total Common Stock
	(Cost $520,593,277)	843,675,312	99.8

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,751,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.320%
	(Cost $1,751,000)	1,751,000	0.2

	Total Short-Term Investments
	(Cost $1,751,000)	1,751,000	0.2

	Total Investments in Securities (Cost $522,344,277)	$845,426,312	100.0
	Assets in Excess of Other Liabilities	85,476	0.0
	Net Assets	$845,511,788	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2019.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$843,675,312	$–	$–	$843,675,312
Short-Term Investments	1,751,000	–	–	1,751,000
Total Investments, at fair value	$845,426,312	$–	$–	$845,426,312
Other Financial Instruments+
Futures	327,321	–	–	327,321
Total Assets	$845,753,633	$–	$–	$845,753,633

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	21	03/15/19	$2,923,935	$327,321
			$2,923,935	$327,321

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $538,695,609.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$336,880,516
Gross Unrealized Depreciation	(29,822,492)

Net Unrealized Appreciation	$307,058,024

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 35.0%
84,734	iShares 1-3 Year Treasury Bond ETF	$7,096,472	5.0
17,682	iShares 20+ Year Treasury Bond ETF	2,122,194	1.5
47,039	iShares Core MSCI EAFE ETF	2,835,981	2.0
54,907	iShares Core MSCI Emerging Markets ETF	2,806,846	2.0
22,742	iShares Core S&P 500 ETF	6,375,037	4.5
79,412	iShares Core U.S. Aggregate Bond ETF	8,502,643	6.0
57,576	iShares Russell 1000 Growth ETF	8,499,945	6.0
80,374	iShares Russell 1000 Value ETF	9,914,133	7.0
16,947	Vanguard Real Estate ETF	1,423,379	1.0

	Total Exchange-Traded Funds
	(Cost $46,891,234)	49,576,630	35.0

MUTUAL FUNDS: 63.1%
	Affiliated Investment Companies: 60.6%
884,713	Voya Floating Rate Fund - Class I	8,564,022	6.1
451,943	Voya Global Bond Fund - Class R6	4,266,341	3.0
1,368,642	Voya Intermediate Bond Fund - Class R6	13,508,494	9.5
234,069	Voya Large Cap Value Fund - Class R6	2,839,260	2.0
50,021	Voya Large-Cap Growth Fund - Class R6	2,128,414	1.5
124,255	(1) Voya MidCap Opportunities Fund - Class R6	2,836,740	2.0
1,019,958	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,964,112	8.5
1,564,284	Voya Multi-Manager International Equity Fund - Class I	17,003,767	12.0
1,829,828	Voya Multi-Manager International Factors Fund - Class I	16,962,509	12.0
286,760	Voya Multi-Manager Mid Cap Value Fund - Class I	2,827,450	2.0
202,215	Voya Small Company Fund - Class R6	2,835,049	2.0
		85,736,158	60.6

	Unaffiliated Investment Companies: 2.5%
756,741	Credit Suisse Commodity Return Strategy Fund - Class I	3,541,545	2.5

	Total Mutual Funds
	(Cost $84,536,857)	89,277,703	63.1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
2,517		Chase Funding Trust Series 2003-5 2A2, 3.090%, (US0001M + 0.600%), 07/25/2033	$2,449	0.0
32,425	(2),(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 5.540%, 12/25/2037	32,957	0.0

	Total Asset-Backed Securities
	(Cost $34,941)		35,406	0.0

	Total Long-Term Investments
	(Cost $131,463,032)		138,889,739	98.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
1,284,310	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.320%
	(Cost $1,284,310)	1,284,310	0.9

	Total Short-Term Investments
	(Cost $1,284,310)	1,284,310	0.9

	Total Investments in Securities (Cost $132,747,342)	$140,174,049	99.0
	Assets in Excess of Other Liabilities	1,381,485	1.0
	Net Assets	$141,555,534	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Variable rate security. Rate shown is the rate in effect as of February 28, 2019.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of February 28, 2019.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,576,630	$–	$–	$49,576,630
Mutual Funds	89,277,703	–	–	89,277,703
Asset-Backed Securities	–	35,406	–	35,406
Short-Term Investments	1,284,310	–	–	1,284,310
Total Investments, at fair value	$140,138,643	$35,406	$–	$140,174,049
Other Financial Instruments+
Forward Foreign Currency Contracts	–	69,171	–	69,171
Futures	511,468	–	–	511,468
Total Assets	$140,650,111	$104,577	$–	$140,754,688
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(88,994)	$–	$(88,994)
Futures	(252,682)	–	–	(252,682)
Total Liabilities	$(252,682)	$(88,994)	$–	$(341,676)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2019	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$12,807,508	$503,493	$(4,741,335)	$(5,644)	$8,564,022	$428,206	$(213,070)	$-
Voya Global Bond Fund - Class R6	4,766,765	273,451	(675,167)	(98,708)	4,266,341	97,688	(7,973)	-
Voya High Yield Bond Fund - Class R6	9,666,253	44,059	(9,067,969)	(642,343)	–	61,830	660,686	-
Voya Intermediate Bond Fund - Class R6	8,793,546	6,967,526	(2,373,536)	120,958	13,508,494	302,260	(89,252)	-
Voya Large Cap Value Fund - Class R6	3,169,483	272,127	(325,939)	(276,411)	2,839,260	39,514	93,390	223,943
Voya Large-Cap Growth Fund - Class R6	2,460,276	196,126	(485,344)	(42,644)	2,128,414	9,725	52,651	125,259
Voya MidCap Opportunities Fund - Class R6	4,097,134	789,123	(1,176,155)	(873,362)	2,836,740	–	449,770	533,929
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,275,602	1,706,739	(2,192,561)	(825,668)	11,964,112	115,169	(297,039)	-
Voya Multi-Manager International Equity Fund - Class I	19,144,217	1,655,647	(1,761,948)	(2,034,149)	17,003,767	234,814	8,133	664,579
Voya Multi-Manager International Factors Fund - Class I	19,056,104	1,808,113	(1,810,221)	(2,091,487)	16,962,509	454,076	(175,652)	686,780
Voya Multi-Manager Mid Cap Value Fund - Class I	4,080,430	781,603	(1,725,538)	(309,045)	2,827,450	40,182	(302,023)	498,409
Voya Small Company Fund - Class R6	3,257,834	699,770	(572,329)	(550,226)	2,835,049	7,320	19,296	420,599
	$104,575,152	$15,697,777	$(26,908,042)	$(7,628,729)	$85,736,158	$1,790,784	$198,917	$3,153,498

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,034,929	EUR	900,000	BNP Paribas	03/05/19	$11,135
USD	915,191	CAD	1,200,000	BNP Paribas	03/05/19	3,279
USD	403,763	CHF	400,000	Brown Brothers Harriman & Co.	03/05/19	2,943
NOK	15,400,000	USD	1,831,312	Brown Brothers Harriman & Co.	03/05/19	(31,459)
USD	581,388	AUD	800,000	Brown Brothers Harriman & Co.	03/05/19	13,897
USD	1,591,897	JPY	173,200,000	Brown Brothers Harriman & Co.	03/05/19	37,917
NZD	900,000	USD	623,378	Citibank N.A.	03/05/19	(10,465)
SEK	18,600,000	USD	2,061,095	JPMorgan Chase Bank N.A.	03/05/19	(47,070)
						$(19,823)

At February 28, 2019, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	54	03/15/19	$2,826,090	$170,084
S&P 500® E-Mini	51	03/15/19	7,100,985	336,465
U.S. Treasury 2-Year Note	13	06/28/19	2,758,539	(1,142)
			$12,685,614	$505,407
Short Contracts:
MSCI EAFE Mini Index	(30)	03/15/19	(2,803,500)	(152,881)
Tokyo Price Index (TOPIX)	(39)	03/07/19	(5,619,163)	(98,659)
U.S. Treasury 5-Year Note	(37)	06/28/19	(4,238,812)	4,919
			$(12,661,475)	$(246,621)

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $135,037,383.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,774,179
Gross Unrealized Depreciation	(3,442,286)

Net Unrealized Appreciation	$5,331,893

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 2.2%
8,352	(1)	AMC Networks, Inc.	$548,810	0.4
166		Cable One, Inc.	157,532	0.1
10,022		John Wiley & Sons, Inc.	520,042	0.4
9,364	(1)	Live Nation Entertainment, Inc.	529,628	0.4
35,893		Sirius XM Holdings, Inc.	212,846	0.1
16,105		Telephone & Data Systems, Inc.	516,165	0.4
5,839		World Wrestling Entertainment, Inc.	488,724	0.4
			2,973,747	2.2

		Consumer Discretionary: 11.6%
7,050	(1)	Adtalem Global Education, Inc.	339,810	0.3
22,612		American Eagle Outfitters, Inc.	461,285	0.3
7,825		Best Buy Co., Inc.	538,673	0.4
7,099		Boyd Gaming Corp.	211,266	0.2
14,088		Brinker International, Inc.	644,808	0.5
16,400		Brunswick Corp.	864,936	0.6
2,489	(1)	Burlington Stores, Inc.	422,483	0.3
1,633		Churchill Downs, Inc.	153,175	0.1
42,162		Dana, Inc.	832,699	0.6
3,363		Darden Restaurants, Inc.	377,026	0.3
6,178	(1)	Deckers Outdoor Corp.	914,035	0.7
9,240		Delphi Technologies PLC	201,524	0.1
7,467		Dick's Sporting Goods, Inc.	291,661	0.2
5,335		Domino's Pizza, Inc.	1,338,765	1.0
3,171	(1)	Eldorado Resorts, Inc.	152,874	0.1
3,996	(1)	Five Below, Inc.	480,919	0.4
23,108		Gentex Corp.	470,017	0.3
3,548	(1)	Helen of Troy Ltd.	397,766	0.3
3,558		Jack in the Box, Inc.	286,561	0.2
30,109		KB Home	686,786	0.5
5,613		Kohl's Corp.	379,046	0.3
1,722		Lear Corp.	261,865	0.2
13,442	(1)	Michaels Cos, Inc.	190,070	0.1
236	(1)	NVR, Inc.	618,320	0.5
16,361	(1)	Penn National Gaming, Inc.	406,571	0.3
5,708		Pulte Group, Inc.	154,116	0.1
1,234		Ralph Lauren Corp.	154,460	0.1
28,178		Service Corp. International	1,164,878	0.9
7,871		Signet Jewelers Ltd.	221,254	0.2
3,533	(1)	Sotheby's	154,993	0.1
3,218		Thor Industries, Inc.	207,786	0.2
10,028		Toll Brothers, Inc.	356,997	0.3
10,218	(1)	Urban Outfitters, Inc.	315,225	0.2
3,635	(1)	Weight Watchers International, Inc.	73,536	0.1
11,699		Wendy's Company	202,744	0.1
14,339		Wyndham Destinations, Inc.	645,685	0.5
			15,574,615	11.6

		Consumer Staples: 2.8%
5,314		Church & Dwight Co., Inc.	349,661	0.3
8,071		Conagra Brands, Inc.	188,619	0.1
9,009		Energizer Holdings, Inc.	413,333	0.3
9,497		Ingredion, Inc.	877,998	0.6
7,015		Lamb Weston Holdings, Inc.	486,210	0.4
3,937		Nu Skin Enterprises, Inc.	236,653	0.2
9,735	(1)	Post Holdings, Inc.	991,802	0.7
4,768		Tyson Foods, Inc.	293,995	0.2
			3,838,271	2.8

		Energy: 3.6%
57,067	(1)	Chesapeake Energy Corp.	168,918	0.1
14,752	(1)	CNX Resources Corp.	156,371	0.1
15,089	(1)	Dril-Quip, Inc.	642,942	0.5
5,262		HollyFrontier Corp.	269,414	0.2
11,105		Marathon Oil Corp.	184,343	0.1
49,694	(1)	McDermott International, Inc.	421,405	0.3
14,743		Murphy Oil Corp.	426,073	0.3
20,666	(1)	Oasis Petroleum, Inc.	115,523	0.1
27,137		Patterson-UTI Energy, Inc.	359,837	0.3
16,823		PBF Energy, Inc.	522,691	0.4
59,462	(1)	QEP Resources, Inc.	461,425	0.4
98,563	(1)	Southwestern Energy Co.	416,921	0.3
6,316	(1)	Whiting Petroleum Corp.	153,921	0.1
6,685		World Fuel Services Corp.	185,108	0.1
31,470	(1)	WPX Energy, Inc.	388,340	0.3
			4,873,232	3.6

		Financials: 16.6%
237		Alleghany Corp.	152,382	0.1
10,182		Ally Financial, Inc.	275,830	0.2
4,556		American Financial Group, Inc.	454,051	0.3
3,435		Ameriprise Financial, Inc.	452,149	0.3
3,161	(1)	Athene Holding Ltd.	140,823	0.1
20,562		Bank OZK	674,434	0.5
18,813		Cathay General Bancorp.	730,697	0.5
12,660		Chemical Financial Corp.	580,208	0.4
16,066		Citizens Financial Group, Inc.	593,478	0.4
6,976		Comerica, Inc.	607,679	0.5
4,801		Discover Financial Services	343,800	0.3
3,074		E*Trade Financial Corp.	150,595	0.1
21,172		East West Bancorp, Inc.	1,156,203	0.9

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
9,001		Evercore, Inc.	$828,992	0.6
628		Factset Research Systems, Inc.	147,687	0.1
5,609		Federated Investors, Inc.	166,868	0.1
21,120		First American Financial Corp.	1,072,685	0.8
15,609		Hancock Whitney Corp.	681,801	0.5
4,711		Hanover Insurance Group, Inc.	559,243	0.4
8,280		Hartford Financial Services Group, Inc.	408,701	0.3
22,413		Home Bancshares, Inc./Conway AR	436,605	0.3
3,458		International Bancshares Corp.	141,156	0.1
4,343		Kemper Corp.	360,903	0.3
32,106		Keycorp	566,992	0.4
12,703		Lazard Ltd.	475,473	0.4
12,637		Legg Mason, Inc.	369,632	0.3
2,625		LPL Financial Holdings, Inc.	197,951	0.2
1,406		MarketAxess Holdings, Inc.	342,895	0.3
9,316		MB Financial, Inc.	421,735	0.3
44,237		Navient Corp.	540,576	0.4
51,333		Old Republic International Corp.	1,070,806	0.8
8,257		Primerica, Inc.	1,032,455	0.8
7,478		Reinsurance Group of America, Inc.	1,080,496	0.8
7,088		Santander Consumer USA Holdings, Inc.	145,588	0.1
2,997		SEI Investments Co.	158,092	0.1
1,240		Signature Bank	168,342	0.1
10,198		Sterling Bancorp, Inc./DE	207,325	0.2
8,760		Stifel Financial Corp.	476,807	0.4
21,238		Synovus Financial Corp.	842,724	0.6
38,720		TCF Financial Corp.	886,688	0.7
5,370	(1)	Texas Capital Bancshares, Inc.	327,731	0.2
23,083		Two Harbors Investment Corp.	320,161	0.2
9,961		Unum Group	372,143	0.3
5,895	(1)	Western Alliance Bancorp.	272,762	0.2
11,703		Wintrust Financial Corp.	862,160	0.6
1,609		WR Berkley Corp.	134,609	0.1
			22,391,113	16.6

		Health Care: 10.2%
13,783		Bruker Corp.	526,648	0.4
4,353		Cardinal Health, Inc.	236,542	0.2
5,406	(1)	Catalent, Inc.	233,647	0.2
3,096	(1)	Centene Corp.	188,515	0.1
8,152	(1)	Charles River Laboratories International, Inc.	1,158,970	0.9
2,485		Chemed Corp.	818,807	0.6
16,012		Encompass Health Corp.	1,010,998	0.7
17,033	(1)	Exelixis, Inc.	381,369	0.3
8,110	(1)	Globus Medical, Inc.	394,876	0.3
6,293	(1)	Haemonetics Corp.	546,673	0.4
4,199	(1)	HealthEquity, Inc.	337,936	0.2
11,131		Hill-Rom Holdings, Inc.	1,180,443	0.9
1,019	(1)	ICU Medical, Inc.	250,429	0.2
1,886	(1)	Idexx Laboratories, Inc.	398,003	0.3
2,764	(1),(2)	Ligand Pharmaceuticals, Inc.	342,957	0.3
1,814	(1)	LivaNova PLC	169,065	0.1
19,069	(1)	Mallinckrodt PLC - W/I	475,962	0.4
9,271	(1)	Masimo Corp.	1,217,097	0.9
4,922	(1)	Molina Healthcare, Inc.	662,649	0.5
24,997		Patterson Cos., Inc.	563,682	0.4
5,265	(1)	PRA Health Sciences, Inc.	563,250	0.4
5,919	(1)	Prestige Consumer Healthcare, Inc.	173,190	0.1
1,804		Steris PLC	218,212	0.2
3,347	(1)	Syneos Health, Inc.	139,804	0.1
990		Teleflex, Inc.	286,942	0.2
15,510	(1)	Tenet Healthcare Corp.	443,276	0.3
4,005	(1)	United Therapeutics Corp.	505,791	0.4
712	(1)	WellCare Health Plans, Inc.	180,549	0.1
1,155		West Pharmaceutical Services, Inc.	120,986	0.1
			13,727,268	10.2

		Industrials: 15.1%
9,590		Allison Transmission Holdings, Inc.	476,623	0.3
3,783		Ametek, Inc.	301,051	0.2
2,167		Armstrong World Industries, Inc.	158,581	0.1
7,066	(1)	ASGN, Inc.	455,121	0.3
6,404	(1)	Avis Budget Group, Inc.	229,391	0.2
2,953		Brink's Co.	233,051	0.2
1,699		Carlisle Cos., Inc.	209,113	0.2
8,953		Crane Co.	757,155	0.6
8,868		Curtiss-Wright Corp.	1,093,336	0.8
11,067		Deluxe Corp.	514,947	0.4
12,911		EMCOR Group, Inc.	931,270	0.7
5,830		EnerSys	430,371	0.3
2,376		GATX Corp.	188,892	0.1
3,956	(1)	Genesee & Wyoming, Inc.	324,392	0.2
5,114		Graco, Inc.	240,153	0.2
14,545	(1)	HD Supply Holdings, Inc.	625,580	0.5
17,698		Herman Miller, Inc.	649,163	0.5
2,355		Hubbell, Inc.	278,008	0.2
10,266		IDEX Corp.	1,479,331	1.1
5,648		Ingersoll-Rand PLC - Class A	596,203	0.4
5,619		Insperity, Inc.	709,511	0.5
5,886		ITT, Inc.	339,975	0.2
35,261	(1)	JetBlue Airways Corp.	588,859	0.4
2,375		KAR Auction Services, Inc.	111,981	0.1
8,047	(2)	KBR, Inc.	159,009	0.1

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
559		Lennox International, Inc.	$137,095	0.1
10,570		Manpowergroup, Inc.	890,522	0.7
8,949		MSC Industrial Direct Co.	755,385	0.6
19,889		nVent Electric PLC	546,550	0.4
1,013		Old Dominion Freight Line	152,730	0.1
7,863		Oshkosh Corp.	611,820	0.4
70,240		Pitney Bowes, Inc.	505,026	0.4
8,995		Regal Beloit Corp.	753,421	0.6
4,604		Ryder System, Inc.	286,185	0.2
6,153		Schneider National, Inc.	134,689	0.1
873	(1)	Teledyne Technologies, Inc.	206,063	0.1
20,780		Timken Co.	901,644	0.7
18,777		Toro Co.	1,287,727	1.0
2,063	(2)	Wabtec Corp.	151,135	0.1
3,813		Werner Enterprises, Inc.	131,663	0.1
4,049	(1)	Wesco International, Inc.	220,468	0.2
6,908		Woodward, Inc.	665,517	0.5
			20,418,707	15.1

		Information Technology: 16.1%
23,885		Avnet, Inc.	1,038,759	0.8
10,312		Belden, Inc.	637,178	0.5
5,440		Broadridge Financial Solutions, Inc. ADR	550,800	0.4
3,253	(1)	CACI International, Inc.	592,892	0.4
14,332	(1)	Cadence Design Systems, Inc.	820,507	0.6
5,915		CDK Global, Inc.	343,129	0.3
3,281		CDW Corp.	308,053	0.2
3,297	(1)	Cirrus Logic, Inc.	132,309	0.1
4,883		Citrix Systems, Inc.	515,156	0.4
5,581	(1)	Fair Isaac Corp.	1,383,083	1.0
7,067	(1)	Fortinet, Inc.	613,345	0.5
6,889		InterDigital, Inc.	480,370	0.4
10,621		j2 Global, Inc.	902,891	0.7
36,005		Jabil, Inc.	1,022,542	0.8
2,617		KLA-Tencor Corp.	302,237	0.2
5,939		Leidos Holdings, Inc.	383,600	0.3
1,415		Littelfuse, Inc.	273,222	0.2
7,245	(1)	Lumentum Holdings, Inc.	360,439	0.3
4,556	(1)	Manhattan Associates, Inc.	249,441	0.2
2,627		Maxim Integrated Products	142,988	0.1
3,469		Maximus, Inc.	245,189	0.2
10,778		MKS Instruments, Inc.	893,173	0.7
3,040		Motorola Solutions, Inc.	435,085	0.3
29,953	(1)	NCR Corp.	839,283	0.6
4,721		NetApp, Inc.	307,809	0.2
4,611	(1)	Netscout Systems, Inc.	126,203	0.1
7,746	(1)	ON Semiconductor Corp.	166,384	0.1
21,611		Perspecta, Inc.	455,992	0.3
2,537	(1)	PTC, Inc.	235,484	0.2
40,427		Sabre Corp.	906,778	0.7
2,235		SYNNEX Corp.	219,298	0.2
7,157	(1)	Tech Data Corp.	731,589	0.5
22,148		Teradyne, Inc.	904,303	0.7
1,619		Total System Services, Inc.	152,834	0.1
12,437	(1)	Trimble, Inc.	497,604	0.4
928	(1)	Tyler Technologies, Inc.	190,045	0.1
1,842	(1)	VeriSign, Inc.	327,950	0.2
22,168		Versum Materials, Inc.	1,086,232	0.8
39,190		Vishay Intertechnology, Inc.	859,045	0.6
4,020		Western Digital Corp.	202,206	0.1
3,412	(1)	WEX, Inc.	607,541	0.4
1,642	(1)	Zebra Technologies Corp.	329,237	0.2
			21,772,205	16.1

		Materials: 6.3%
2,711		Avery Dennison Corp.	292,896	0.2
5,198		Cabot Corp.	243,682	0.2
5,039		Carpenter Technology Corp.	236,531	0.2
21,335		Chemours Co.	811,370	0.6
22,376		Commercial Metals Co.	370,323	0.3
3,204		Compass Minerals International, Inc.	167,825	0.1
9,865		Domtar Corp.	502,227	0.4
1,900		Eastman Chemical Co.	157,111	0.1
6,026		Greif, Inc. - Class A	242,245	0.2
9,611		Huntsman Corp.	238,257	0.2
34,597		Louisiana-Pacific Corp.	874,266	0.6
5,889		Minerals Technologies, Inc.	348,629	0.2
5,501		Packaging Corp. of America	525,841	0.4
15,867		PolyOne Corp.	517,581	0.4
3,554		Royal Gold, Inc.	314,209	0.2
2,281		RPM International, Inc.	132,001	0.1
10,719		Sonoco Products Co.	620,523	0.5
32,330		Steel Dynamics, Inc.	1,206,556	0.9
7,782		United States Steel Corp.	174,395	0.1
12,625		Worthington Industries, Inc.	496,289	0.4
			8,472,757	6.3

		Real Estate: 9.4%
7,466		Brookfield Property REIT, Inc.	146,483	0.1
7,184		Camden Property Trust	704,679	0.5
7,536	(1)	CBRE Group, Inc.	374,991	0.3
35,001		CoreCivic, Inc.	741,321	0.6
4,403		Coresite Realty Corp.	450,207	0.3
98,036		Cousins Properties, Inc.	933,303	0.7
8,692		Douglas Emmett, Inc.	335,511	0.2
5,411		Equity Lifestyle Properties, Inc.	587,851	0.4
1,605		Extra Space Storage, Inc.	153,984	0.1
30,249		First Industrial Realty Trust, Inc.	1,013,946	0.8
23,541		Geo Group, Inc./The	534,851	0.4

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
20,692	Highwoods Properties, Inc.	$958,247	0.7
33,808	Hospitality Properties Trust	915,183	0.7
4,535	Jones Lang LaSalle, Inc.	748,819	0.6
15,793	Lamar Advertising Co.	1,225,063	0.9
2,408	National Retail Properties, Inc.	125,457	0.1
3,357	Omega Healthcare Investors, Inc.	120,516	0.1
6,461	Outfront Media, Inc.	144,985	0.1
19,404	PotlatchDeltic Corp.	698,350	0.5
4,335	Rayonier, Inc.	127,752	0.1
9,548	(2) Realogy Holdings Corp.	129,853	0.1
2,370	SL Green Realty Corp.	215,006	0.2
31,184	(2) Tanger Factory Outlet Centers, Inc.	673,263	0.5
10,963	(2) Uniti Group, Inc.	105,683	0.1
23,911	Urban Edge Properties	464,352	0.3
		12,629,656	9.4

	Utilities: 5.5%
11,595	AES Corp.	199,782	0.2
7,862	Ameren Corp.	560,089	0.4
3,577	Atmos Energy Corp.	353,587	0.3
6,307	Centerpoint Energy, Inc.	190,093	0.1
10,140	Idacorp, Inc.	997,877	0.7
16,287	MDU Resources Group, Inc.	430,303	0.3
15,184	National Fuel Gas Co.	913,925	0.7
12,413	NorthWestern Corp.	850,787	0.6
5,581	NRG Energy, Inc.	232,616	0.2
3,677	OGE Energy Corp.	156,346	0.1
5,187	Pinnacle West Capital Corp.	486,229	0.4
16,525	PNM Resources, Inc.	721,812	0.5
23,698	UGI Corp.	1,301,020	1.0
		7,394,466	5.5

	Total Common Stock
	(Cost $123,174,945)	134,066,037	99.4

EXCHANGE-TRADED FUNDS: 0.4%
3,066	iShares Core S&P Mid-Cap ETF	586,096	0.4

	Total Exchange-Traded Funds
	(Cost $552,549)	586,096	0.4

	Total Long-Term Investments
	(Cost $123,727,494)	134,652,133	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateral(3): 0.7%
950,844	Credit Suisse AG (New York), Repurchase Agreement dated 02/28/19, 2.50%, due 03/01/19 (Repurchase Amount $950,909, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $969,861, due 03/05/19-09/09/49)
	(Cost $950,844)	$950,844	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
274,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.320%
	(Cost $274,000)	274,000	0.2

	Total Short-Term Investments
	(Cost $1,224,844)	1,224,844	0.9

	Total Investments in Securities (Cost $124,952,338)	$135,876,977	100.7
	Liabilities in Excess of Other Assets	(990,807)	(0.7)
	Net Assets	$134,886,170	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2019.

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$134,066,037	$–	$–	$134,066,037
Exchange-Traded Funds	586,096	–	–	586,096
Short-Term Investments	274,000	950,844	–	1,224,844
Total Investments, at fair value	$134,926,133	$950,844	$–	$135,876,977

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $126,109,250.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$17,973,383
Gross Unrealized Depreciation	(8,205,656)

Net Unrealized Appreciation	$9,767,727

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Communication Services: 2.3%
183,302	(1)	Gray Television, Inc.	$4,016,147	0.7
196,689	(1),(2)	Imax Corp.	4,506,145	0.7
497,349	(1)	Vonage Holdings Corp.	5,112,748	0.9
			13,635,040	2.3

		Consumer Discretionary: 9.9%
256,314		American Eagle Outfitters, Inc.	5,228,806	0.9
198,761	(1)	At Home Group, Inc.	4,865,669	0.8
50,412	(1)	Boot Barn Holdings, Inc.	1,436,742	0.2
66,781		Caleres, Inc.	2,076,889	0.3
328,753		Callaway Golf Co.	5,657,839	0.9
53,154		Childrens Place, Inc./The	5,079,396	0.9
228,064		Dana, Inc.	4,504,264	0.8
301,560		Extended Stay America, Inc.	5,500,454	0.9
31,463	(1)	Five Below, Inc.	3,786,572	0.6
45,189	(1)	Helen of Troy Ltd.	5,066,139	0.8
48,537		Jack in the Box, Inc.	3,909,170	0.7
132,850		La-Z-Boy, Inc.	4,571,369	0.8
24,309		Marriott Vacations Worldwide Corp.	2,366,238	0.4
121,759		Red Rock Resorts, Inc.	3,423,863	0.6
34,522	(1)	TopBuild Corp.	2,054,059	0.3
			59,527,469	9.9

		Consumer Staples: 2.2%
101,028	(1)	Edgewell Personal Care Co.	4,481,602	0.8
210,338	(1)	Hostess Brands, Inc.	2,553,503	0.4
159,500	(1)	Performance Food Group Co.	6,145,535	1.0
			13,180,640	2.2

		Energy: 2.4%
213,854	(1)	Carrizo Oil & Gas, Inc.	2,348,117	0.4
74,669	(1)	Dril-Quip, Inc.	3,181,646	0.5
257,146	(1)	Forum Energy Technologies, Inc.	1,499,161	0.3
545,017	(1)	Laredo Petroleum, Inc.	1,869,409	0.3
270,263	(1)	QEP Resources, Inc.	2,097,241	0.3
216,831	(1)	Unit Corp.	3,371,722	0.6
			14,367,296	2.4

		Financials: 22.3%
202,470		CenterState Bank Corp.	5,357,356	0.9
159,386		Columbia Banking System, Inc.	6,037,542	1.0
88,579	(1)	Eagle Bancorp, Inc.	5,242,991	0.9
441,124		First BanCorp. Puerto Rico	5,077,337	0.8
196,256		First Financial Bancorp.	5,442,179	0.9
120,938		Hancock Whitney Corp.	5,282,572	0.9
46,835		Hanover Insurance Group, Inc.	5,559,783	0.9
106,034		Horace Mann Educators Corp.	4,155,472	0.7
99,513		Houlihan Lokey, Inc.	4,575,608	0.8
104,931		Independent Bank Group, Inc.	6,081,801	1.0
65,388		Kemper Corp.	5,433,743	0.9
108,093		Lakeland Financial Corp.	5,223,054	0.9
103,843		MB Financial, Inc.	4,700,973	0.8
145,792		Pacific Premier Bancorp, Inc.	4,351,891	0.7
37,246		Primerica, Inc.	4,657,240	0.8
109,953		ProAssurance Corp.	4,464,092	0.7
221,805		Radian Group, Inc.	4,515,950	0.7
408,249		Redwood Trust, Inc.	6,246,210	1.0
160,116	(1)	Seacoast Banking Corp. of Florida	4,646,566	0.8
102,670		Selective Insurance Group	6,772,113	1.1
177,962		Simmons First National Corp.	4,774,720	0.8
128,335		Stifel Financial Corp.	6,985,274	1.2
296,177		Two Harbors Investment Corp.	4,107,975	0.7
147,004		Union Bankshares Corp.	5,228,932	0.9
76,335		Wintrust Financial Corp.	5,623,599	0.9
81,076		WSFS Financial Corp.	3,508,969	0.6
			134,053,942	22.3

		Health Care: 11.4%
36,346	(1),(2)	Aerie Pharmaceuticals, Inc.	1,696,268	0.3
20,431	(1)	Amedisys, Inc.	2,539,573	0.4
182,383	(1)	Amicus Therapeutics, Inc.	2,206,834	0.4
45,673	(1)	AMN Healthcare Services, Inc.	2,284,107	0.4
49,989	(1)	Arena Pharmaceuticals, Inc.	2,495,451	0.4
131,456	(1)	Array Biopharma, Inc.	3,015,601	0.5
30,841	(1)	Blueprint Medicines Corp.	2,534,822	0.4
27,516	(1)	Clovis Oncology, Inc.	833,184	0.1
23,894	(1)	Emergent Biosolutions, Inc.	1,394,215	0.2
18,094	(1)	Epizyme, Inc.	234,498	0.0
44,130	(1)	FibroGen, Inc.	2,550,714	0.4
84,119	(1)	HealthEquity, Inc.	6,769,897	1.1
50,104		Hill-Rom Holdings, Inc.	5,313,529	0.9
143,089	(1)	Immunogen, Inc.	675,380	0.1
65,479	(1)	Immunomedics, Inc.	1,031,949	0.2
35,670	(1)	Insmed, Inc.	1,057,616	0.2
10,735	(1)	Ligand Pharmaceuticals, Inc.	1,331,999	0.2
23,366	(1)	LivaNova PLC	2,177,711	0.4
52,206	(1)	Medidata Solutions, Inc.	3,916,494	0.7
65,682	(1)	Medpace Holdings, Inc.	3,609,226	0.6
84,427	(1)	Merit Medical Systems, Inc.	4,705,117	0.8
19,521	(1),(2)	Puma Biotechnology, Inc.	542,879	0.1
30,725	(1)	Repligen Corp.	1,828,752	0.3
60,584	(1)	Supernus Pharmaceuticals, Inc.	2,474,251	0.4
227,917	(1),(2)	TherapeuticsMD, Inc.	1,303,685	0.2
96,441	(1)	Tivity Health, Inc.	2,063,837	0.3
25,353	(1)	Ultragenyx Pharmaceutical, Inc.	1,626,141	0.3

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
127,106	(1)	Wright Medical Group NV	$3,979,689	0.7
42,104	(1),(2)	Zogenix, Inc.	2,220,144	0.4
			68,413,563	11.4

		Industrials: 15.3%
84,618	(1)	Atlas Air Worldwide Holdings, Inc.	4,547,371	0.8
108,313		Barnes Group, Inc.	6,289,736	1.0
94,142	(1)	Beacon Roofing Supply, Inc.	3,414,530	0.6
89,214	(1)	Casella Waste Systems, Inc.	3,147,470	0.5
44,827		Curtiss-Wright Corp.	5,526,721	0.9
83,202		EMCOR Group, Inc.	6,001,360	1.0
49,246		GATX Corp.	3,915,057	0.7
105,038		Granite Construction, Inc.	4,890,569	0.8
127,349		Healthcare Services Group, Inc.	4,862,185	0.8
56,137		ICF International, Inc.	4,239,466	0.7
67,042		Regal Beloit Corp.	5,615,438	0.9
82,783	(1)	Spirit Airlines, Inc.	4,656,544	0.8
153,921	(1)	SPX FLOW, Inc.	5,313,353	0.9
112,506		Tetra Tech, Inc.	6,752,610	1.1
177,473		Universal Forest Products, Inc.	5,496,339	0.9
73,292		Watts Water Technologies, Inc.	5,902,938	1.0
131,970		Werner Enterprises, Inc.	4,556,924	0.8
66,309		Woodward, Inc.	6,388,209	1.1
			91,516,820	15.3

		Information Technology: 14.5%
183,638	(1)	ACI Worldwide, Inc.	5,852,543	1.0
42,683	(1)	CACI International, Inc.	7,779,404	1.3
99,016	(1)	Cornerstone OnDemand, Inc.	5,594,404	0.9
160,527	(2)	Entegris, Inc.	5,671,419	0.9
47,161	(1)	Everbridge, Inc.	3,334,754	0.6
86,064	(1)	ExlService Holdings, Inc.	5,284,330	0.9
55,553		j2 Global, Inc.	4,722,560	0.8
112,815		Mantech International Corp.	6,131,495	1.0
113,326	(1)	Plexus Corp.	6,999,014	1.2
175,400	(1)	Rudolph Technologies, Inc.	3,960,532	0.7
95,944	(1)	Semtech Corp.	5,280,758	0.9
41,831	(1)	Silicon Laboratories, Inc.	3,389,148	0.6
31,316		SYNNEX Corp.	3,072,726	0.5
10,144	(1)	Trade Desk, Inc./The	2,003,846	0.3
228,577	(1)	TTM Technologies, Inc.	2,770,353	0.5
105,387	(1)	Verint Systems, Inc.	5,611,858	0.9
391,132	(1)	Viavi Solutions, Inc.	5,135,563	0.8
84,718	(1)	Virtusa Corp.	4,275,717	0.7
			86,870,424	14.5

		Materials: 4.6%
89,851		Carpenter Technology Corp.	4,217,606	0.7
275,055		Commercial Metals Co.	4,552,160	0.8
96,643		Minerals Technologies, Inc.	5,721,266	0.9
154,649		PolyOne Corp.	5,044,650	0.8
60,814		Sensient Technologies Corp.	3,934,666	0.7
100,661		Worthington Industries, Inc.	3,956,984	0.7
			27,427,332	4.6

		Real Estate: 7.4%
217,147		Americold Realty Trust	6,242,976	1.0
740,211		Cousins Properties, Inc.	7,046,809	1.2
339,620		Easterly Government Properties, Inc.	6,106,367	1.0
331,343		Essential Properties Realty Trust, Inc.	5,622,891	0.9
187,659		First Industrial Realty Trust, Inc.	6,290,330	1.1
151,264		Hudson Pacific Properties, Inc.	5,024,990	0.8
361,243		Physicians Realty Trust	6,527,661	1.1
92,474		Urban Edge Properties	1,795,845	0.3
			44,657,869	7.4

		Utilities: 3.9%
76,092		Black Hills Corp.	5,401,010	0.9
19,325		El Paso Electric Co.	1,039,685	0.2
67,914		Idacorp, Inc.	6,683,417	1.1
66,482		NorthWestern Corp.	4,556,676	0.7
115,335		Portland General Electric Co.	5,782,897	1.0
			23,463,685	3.9

	Total Common Stock
	(Cost $587,237,531)		577,114,080	96.2

EXCHANGE-TRADED FUNDS: 2.0%
76,481	(2)	iShares Russell 2000 ETF	11,990,691	2.0

	Total Exchange-Traded Funds
	(Cost $11,598,036)		11,990,691	2.0

	Total Long-Term Investments
	(Cost $598,835,567)		589,104,771	98.2

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Securities Lending Collateral(3): 3.2%
965,212	BNP Paribas S.A., Repurchase Agreement dated 02/28/19, 2.59%, due 03/01/19 (Repurchase Amount $965,280, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $984,516, due 06/15/19-05/15/48)	$965,212	0.1
4,591,757	Cantor Fitzgerald Securities, Repurchase Agreement dated 02/28/19, 2.58%, due 03/01/19 (Repurchase Amount $4,592,082, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $4,683,592, due 04/01/19-01/20/69)	4,591,757	0.8
4,591,757	Citigroup, Inc., Repurchase Agreement dated 02/28/19, 2.62%, due 03/01/19 (Repurchase Amount $4,592,087, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-10.000%, Market Value plus accrued interest $4,683,826, due 03/15/19-07/20/67)	4,591,757	0.8
4,591,757	Daiwa Capital Markets, Repurchase Agreement dated 02/28/19, 2.58%, due 03/01/19 (Repurchase Amount $4,592,082, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,683,592, due 03/01/19-09/09/49)	4,591,757	0.7
4,591,757	HSBC Securities USA, Repurchase Agreement dated 02/28/19, 2.57%, due 03/01/19 (Repurchase Amount $4,592,080, collateralized by various U.S. Government Agency Obligations, 3.000%-8.000%, Market Value plus accrued interest $4,683,592, due 07/01/21-12/01/48)	4,591,757	0.8
		19,332,240	3.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
18,111,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.320%
	(Cost $18,111,000)	18,111,000	3.0

	Total Short-Term Investments
	(Cost $37,443,240)	37,443,240	6.2

	Total Investments in Securities (Cost $636,278,807)	$626,548,011	104.4
	Liabilities in Excess of Other Assets	(26,122,182)	(4.4)
	Net Assets	$600,425,829	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2019.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$577,114,080	$–	$–	$577,114,080
Exchange-Traded Funds	11,990,691	–	–	11,990,691
Short-Term Investments	18,111,000	19,332,240	–	37,443,240
Total Investments, at fair value	$607,215,771	$19,332,240	$–	$626,548,011

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $639,943,205.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$38,406,949
Gross Unrealized Depreciation	(51,802,143)

Net Unrealized Depreciation	$(13,395,194)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 26, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 26, 2019